SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 27,896	$ 27,635	$ 26,570
Operating Income (loss)	(322)	(777)	(3,359)
Goodwill	7,026	7,026	7,026
Total Property and Equipment, net	3,023	3,261	2,701
Cyber Security [Member]
Segment Reporting Information [Line Items]
Revenues	819	1,198	1,260
Operating Income (loss)	(7)	271	524
Goodwill	1,075	1,075	1,075
Total Property and Equipment, net	0	87	8
IoT [Member]
Segment Reporting Information [Line Items]
Revenues	25,365	25,283	23,766
Operating Income (loss)	487	39	(99)
Goodwill	2,229	2,229	2,229
Total Property and Equipment, net	2,903	3,016	2,519
e-Gov [Member]
Segment Reporting Information [Line Items]
Revenues	1,712	1,154	1,544
Operating Income (loss)	(802)	(1,087)	(3,676)
Goodwill	3,722	3,722	3,722
Total Property and Equipment, net	$ 120	$ 158	$ 174